STOCK-BASED COMPENSATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of future compensation to be recognized

The future compensation to be recognized for the aforementioned RSUs and restricted stock for the remaining three months of the year ending December 31, 2019, and annually for the years ending December 31 are as follows:

2019 (for the remaining three months of the year)	$1,331
2020	3,190
2021	1,291
2022	293
Total	$6,105

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of the non-vested stock award activity

The table below summarizes the Company’s unvested RSUs for the nine months ended September 30, 2019:

	Number of	Weighted Average
	RSUs	Grant Date Price
Outstanding at January 1, 2019	—	$—
Granted	52,735	13.37
Vested	—	—
Forfeited	—	—
Outstanding at September 30, 2019	52,735	$13.37

Schedule of RSUs unvested and vested activity

The following table summarizes certain information of the RSUs unvested and vested as of September 30, 2019:

Unvested RSUs September 30, 2019			Vested RSUs September 30, 2019
Weighted Average
	Weighted Average	Remaining Contractual	Number of	Weighted Average
Number of RSUs	Grant Date Price	Life	RSUs	Grant Date Price
52,735	$13.37	1.5	—	$—

Schedule of nonvested stock amortization expense included in General and administrative expenses

For the three and nine months ended September 30, 2019 and 2018, the Company recognized nonvested stock amortization expense for the RSUs, which is included in General and administrative expenses as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2019	2018	2019	2018
General and administrative expenses	$148	$—	$269	$—

Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of the non-vested stock award activity

The table below summarizes the Company’s nonvested stock awards for the nine months ended September 30, 2019 which were issued under the 2019 Plan:

	Number of	Weighted Average
	Shares	Grant Date Price
Outstanding at January 1, 2019	—	$—
Granted	664,869	13.05
Vested	—	—
Forfeited	—	—
Outstanding at September 30, 2019	664,869	$13.05

Schedule of nonvested stock amortization expense included in General and administrative expenses

For the three and nine months ended September 30, 2019 and 2018, the Company recognized nonvested stock amortization expense for the 2019 Plan restricted shares, which is included in General and administrative expenses, as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2019	2018	2019	2018
General and administrative expenses	$1,153	$—	$1,893	$—